MINE HOLDING COSTS (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of subsidiaries [line items]
Mine holding costs	$ 20,114	$ 23,666
Del Toro Silver Mine [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest sell	100.00%
Santa Elena [Member]
Disclosure of subsidiaries [line items]
Mine holding costs	$ 2,652	$ 3,469